Business Organization and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	Business Organization and Nature of Operations

Globalwise Investments, Inc. (“Globalwise”) is a Nevada holding company incorporated in 1997, with a single operating subsidiary, Intellinetics, Inc. (“Intellinetics”), together the (“Company”). On February 10, 2012 (the “Closing Date”), Globalwise entered into a Securities Exchange Agreement (the “Exchange Agreement”) by and between itself and Intellinetics. Pursuant to the terms of the Exchange Agreement, all of the former shareholders of Intellinetics transferred to Globalwise all of their shares of Intellinetics in exchange for shares of common stock (“Share Exchange”) of Globalwise. Prior to the Share Exchange, Globalwise was a non-operating public shell company. As a result of the Share Exchange, Intellinetics became a wholly-owned subsidiary of Globalwise. The Share Exchange was accounted for as a reverse merger and recapitalization of Intellinetics (See Note 4 – Share Exchange). The Company is an enterprise content management (ECM) software development, sales and marketing company serving both the public and private sectors. In the public sector, the Company’s products, services and process models serve, principally, the critical needs of law enforcement and compliance agencies within the state and local government establishment. Intellinetics was formed in December 1996 as a corporation in the state of Ohio.

The Company provides its software solutions principally through (i) the direct licensing of its software installed on customer computer platforms and (ii) providing the applications as a service, accessible through the internet. The Company’s comprehensive solutions include services that range from pre-installation assessment, project scoping, implementation, consulting and ongoing software maintenance and customer support.

1.	Business Organization and Nature of Operations

Globalwise Investments, Inc. (“Globalwise”) is a Nevada holding company incorporated in 1997, with a single operating subsidiary, Intellinetics, Inc. (“Intellinetics”), together the (“Company”). On February 10, 2012 (the “Closing Date”), Globalwise entered into a Securities Exchange Agreement (the “Exchange Agreement”) by and between itself and Intellinetics. Pursuant to the terms of the Exchange Agreement, all of the former shareholders of Intellinetics transferred to Globalwise all of their shares of Intellinetics in exchange for shares of common stock (“Share Exchange”) of Globalwise. Prior to the Share Exchange, Globalwise was a non-operating public shell company. As a result of the Share Exchange, Intellinetics became a wholly-owned subsidiary of Globalwise.

The Share Exchange was accounted for as a reverse merger and recapitalization of Intellinetics (See Note 4– Share Exchange). The Company is an enterprise content management (ECM) software development, sales and marketing company serving both the public and private sectors. In the public sector, the Company’s products, services and process models serve, principally, the critical needs of law enforcement and compliance agencies within the state and local government establishment. Intellinetics was formed in December 1996 as a corporation in the state of Ohio.

The Company provides its software solutions principally through (i) the direct licensing of its software installed on customer computer platforms and (ii) providing the applications as a service, accessible through the internet. The Company’s comprehensive solutions include services that range from pre-installation assessment, project scoping, implementation, consulting and ongoing software maintenance and customer support